INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings, syndicated loan (Details) $ in Millions	Jun. 30, 2017 USD ($)
Rizobacter | Syndicated loan
Borrowings:
Notional amount	$ 45